UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-04643

Volumetric Fund, Inc.

87 Violet Drive, Pearl River, NY 10965

Jeffrey Gibs

87 Violet Drive, Pearl River, NY 10965

(Name and address of agent for service)

Registrant's telephone number:          845-623-7637

Date of fiscal year end: Dec 31

Date of reporting period: 6/30/2020

Item 1.  Reports to Stockholders.

June 30, 2020

Volumetric Fund, Inc.

  Conservative Equity Growth Fund

Semi-Annual

Report 2020

IMPORTANT INFORMATION ABOUT ACCESS TO SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of Volumetric Fund’s (the “Fund”) shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund  at 800-541-3863 or info@volumetric.com.

However, you may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports and other communications by contacting the Fund at 800-541-3863 or info@volumetric.com.

To Our Shareholders:

The Fund’s net asset value (NAV) per share has declined 6.45% as of June 30, 2020, since the beginning of the year. The second quarter brought a 12.72% advance. Overall, as of June 30, 2020, our NAV closed out the first half of the year at $20.03, up $2.26. from the March 31, 2020 NAV of $17.77.

The Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $344,882 as of June 30, 2020. This is equivalent to an 8.9% compounded annual growth rate since the inception of the Fund in 1979.

PORTFOLIO REVIEW (Unaudited)

Currently, we have 49 securities in our portfolio. There are 37 gainers and 12 losers. Our average stock in the portfolio is up 47.99%. At the end of the second quarter, our best performing stock in the portfolio is Autodesk Inc., it engages in the design of software and services, which more than doubled, with a 298.9% unrealized gain. Our worst stock in the portfolio is Metlife Inc., a provider of insurance and financial services to individual and institutional customers, with a 24.42% unrealized loss. During the second quarter we purchased 10 securities and sold 3 securities, as indicated below.

Purchases: Automatic Data Processing Inc., Bunge Ltd., Cerner Corp., Consolidated Edison Inc., Edward Lifesciences Corp., Merck & Co., Mondelez Int'l Inc., Raymond James Financial, Stanley Black & Decker and Take Two Interactive Software Inc.

Sales: Autodesk Inc. (partial), JPMorgan Chase & Co and L3Harris Technologies Inc.

Among the stocks sold during the second quarter, the best percent gainer was the partial sale of Autodesk Inc., with a 289.37% net realized gain. And for the six months ended June 30, 2020, purchases and sales of securities were $3.7 million and $9.4 million, respectively.

TOP STOCK HOLDINGS (Unaudited)

As of June 30, 2020, our ten top unrealized stock percentage gainers are listed below. See “Statement of Net Assets” pages 4 to 6 for details.

                                                                                                                Unrealized     % of Fund’s

                                                         Stock Name                          Gain (%)      Net Assets

Autodesk Inc	298.9%	2.2%
Microsoft Corp	254.3%	1.6%
Amazon.com Inc	187.8%	2.9%
FMC Corp	177.5%	2.2%
HP Inc	142.4%	0.7%
Visa Inc Class A	130.3%	2.3%
Waste Connections Inc	114.3%	2.8%
Apple Inc	109.8%	2.7%
Roper Technologies Inc	103.8%	2.0%
Salesforce.com Inc	99.3%	2.1%

ANNUAL MEETING

The Fund’s Annual Shareholder Meeting and proxy voting, that typically takes place in June, will be held in September this year. Considering shareholder’s health, transportation, and other logistical issues raised by the spread of coronavirus disease (COVID-19), the Annual Shareholder Meeting will be held as a virtual meeting via telephone. The call-in information to attend the meeting virtually, will be provided in your proxy materials. Shareholder’s proxy statements will be mailed to all shareholders at the beginning of August. As usual, please vote and return the voting proxy to Volumetric Fund, Inc.

UPDATE

Volumetric Fund and the stock market continue to advance in July. Since June 30, the Fund’s NAV has advanced $0.60 to $20.63, as of July 15. Utilizing Volumetric Fund’s “Volume and Range” system, our current cash, and cash equivalent position, as of July 15, is 24.11%. With cash on the sidelines, we are positioned to take advantage of market opportunities as they arise.

Your semi-annual account statement was mailed to you earlier this month. If you have any questions, please do not hesitate to call us. Thank you for your continued trust and confidence.

July 15, 2020

Sincerely,

Irene J. ZawitkowskiJeffrey Gibs

Chair and CEOPresident

FINANCIAL HIGHLIGHTS

for one share outstanding throughout each period)

VOLUMETRIC FUND, INC.

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended June 30, 2020

See notes to financial statements

	VOLUMETRIC FUND, INC.
	STATEMENT OF NET ASSETS
	June 30, 2020
	(unaudited)

Equities:	75.1%
SHARES	COMPANY	VALUE
	Agricultural -- 1.2%
9,200	Bunge Ltd	$ 378,396
		378,396
	Chemicals -- 5.3%
2,400	Air Products & Chemicals Inc	579,504
2,100	Ecolab Inc*	417,795
7,300	FMC Corp	727,226
		1,724,525
	Computer Software -- 8.2%
3,000	Autodesk Inc*	717,570
5,100	Cerner Corp	349,605
2,600	Microsoft Corp	529,126
3,700	Salesforce.com Inc*	693,121
2,900	Take Two Interactive Software Inc*	404,753
		2,694,175
	Computers and Semiconductors -- 6.5%
3,600	Analog Devices Inc	441,504
2,400	Apple Inc	875,520
9,600	Applied Materials Inc	580,320
14,000	HP Inc	244,020
		2,141,364
	Construction -- 2.8%
6,200	Jacobs Engineering Group Inc	525,760
7,300	Owens Corning	407,048
		932,808
	Electrical Equipment -- 3.8%
6,200	Ametek Inc	554,094
4,500	Edward Lifesciences Corp*	310,995
3,200	Varian Medical Systems Inc*	392,064
		1,257,153
	Electronic Services -- 7.4%
2,500	Automatic Data Processing Inc	372,225
3,900	Broadridge Financial Solutions Inc	492,141
3,000	Fidelity National Information Services Inc	402,270
5,200	Paychex Inc	393,900
3,900	Visa Inc Class A	753,363
		2,413,899
	ETF (Exchange Traded Fund) -- 4.7%
5,000	SPDR S&P 500 Trust	1,541,800
		1,541,800
	Financials -- 6.2%
900	Blackrock Inc	489,681
8,800	Etrade Financial Corp	437,624
8,500	Metlife Inc	310,420
4,000	Nasdaq Inc	477,880
4,800	Raymond James Financial	330,384
		2,045,989

	VOLUMETRIC FUND, INC.- STATEMENT OF NET ASSETS (unaudited)
	June 30, 2020 (continued)

SHARES	COMPANY	VALUE
	Food & Beverage -- 1.1%
7,000	Mondelez Int'l Inc	$ 357,910
		357,910
	Healthcare -- 4.5%
7,300	Cardinal Health Inc	380,987
1,200	Cooper Companies Inc	340,368
2,900	Johnson & Johnson	407,827
4,500	Merck & Co	347,985
		1,477,167
	Industrial Conglomerates -- 3.2%
2,700	Honeywell International Inc	390,393
1,700	Roper Technologies Inc	660,042
		1,050,435
	Industrial Machinery -- 1.1%
2,700	Stanley Black & Decker	376,326
		376,326
	Insurance -- 1.1%
3,700	Allstate Corp	358,863
		358,863
	Personal Products -- 1.2%
5,300	Church & Dwight Co Inc	409,690
		409,690
	Retail -- 5.0%
350	Amazon.com Inc*	965,587
2,200	Costco Wholesale Corp	667,062
		1,632,649
	Services -- 5.8%
350	Alphabet Inc - Class A*	496,318
5,900	Republic Services Inc	484,095
9,900	Waste Connections Inc	928,521
		1,908,934
	Transportation -- 3.1%
6,200	Expeditors Int'l of Washington Inc	471,448
12,500	Werner Enterprises Inc	544,125
		1,015,573
	Utilities -- 2.9%
4,500	American Electric Power Company Inc	358,380
2,300	Atmos Energy Corp	229,034
5,200	Consolidated Edison Inc	374,036
		961,450
TOTAL EQUITIES (Cost: $ 17,756,159)		24,679,106
INVESTMENT COMPANY 24.4%
8,006,990 Shares -- Fidelity Investment Money Market
Gov Portfolio - Class I, 0.06%** (Cost: $8,006,990)		8,006,990
TOTAL INVESTMENTS (Cost: $25,763,149): 99.5%		32,686,096

VOLUMETRIC FUND, INC.- STATEMENT OF NET ASSETS (unaudited)
June 30, 2020 (continued)

CASH EQUIVALENTS/RECEIVABLE: 0.5%
Cash	$ 131,699
Dividends and Interest Receivable	36,030
TOTAL CASH EQUIVALENTS/ RECEIVABLES	167,729
TOTAL ASSETS	32,853,825
Less Liabilities:	-
NET ASSETS 100.0%	$32,853,825
VOLUMETRIC SHARES OUTSTANDING	1,640,123
NET ASSET VALUE, OFFERING & REDEMPTION
PRICE PER SHARE	$20.03

See notes to financial statements
*Non-income producing security
**Variable Rate Security. The rate presented is as of June 30, 2020

VOLUMETRIC FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

As of June 30, 2020

1. Significant Accounting Policies

Volumetric Fund, Inc. (the “Fund”) is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company. The Fund’s investment objective is capital growth. Its secondary objective is downside protection. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)Valuation of Securities: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the closing price on the day of valuation. If a market quote is not available, the Fund will value the security at fair market value as determined in good faith by Volumetric Advisers, Inc., as directed by the Board of Directors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•Level 1 – quoted prices in active markets for identical securities

•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily indications of the risk associated with investing in those securities.

As of June 30, 2020, all the securities held by the Fund were valued using Level 1 inputs. See the Fund’s Statement of Net Assets for a listing of securities valued using Level 1 inputs by security type and industry type, as required by GAAP.

b)Securities Transactions and Investment Income. Realized gains and losses are determined on the identified cost basis which is the same basis used for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis.

c)Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of the Fund’s taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Fund’s tax positions taken on Federal and state income tax returns for all open tax years (2016-2019) and during the six months ended June 30, 2020 and concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

d)Distributions to Shareholders: It is the Fund’s policy to distribute all net investment income and all net realized gains, in excess of any available capital loss carryovers, at year end. The Board of Directors declared the following distribution.

Long term capital gains recorded and paid during the year ended December 31, 2019 and the six months ended June 30, 2020 were as follows: Long Term Capital Gains 2019: $1,145,808, June 30, 2020 $0.

e)Use of Estimates: The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

2. Management Fee and Other Transactions with Affiliates

The Fund receives investment management and advisory services under an advisory agreement with Volumetric Advisers, Inc., that provides for fees to be paid at an annual rate of 2.0% of the first $10,000,000 of average daily net assets, 1.90% of such net assets from $10 million to $25 million; 1.80% of such net assets from $25 million to $50 million; 1.50% of such net assets from $50 million to $100 million; and 1.25% of such net assets over $100 million. The Fund's adviser pays the cost of all management, supervisory and administrative services required in the operation of the Fund. This includes investment management, fees of the custodian, independent public accountants and legal counsel, remuneration of officers and directors, state registration fees and franchise taxes, shareholder services, including maintenance of the shareholder accounting system, insurance, marketing expenses, shareholder reports, proxy related expenses and transfer agency. Certain officers and directors of the Fund are also officers and directors of the investment adviser.

3. Capital Stock Transactions

At June 30, 2020, there were 4,000,000 shares of $0.01 par value capital stock authorized. Transactions in capital stock were as follows:

4. Purchases and Sales of Investment Securities / Federal Tax Cost Information

For the six months ended June 30, 2020 purchases and proceeds from sales of securities were $3,702,451 and $9,352,429, respectively. At June 30, 2020, the cost of investments for Federal income tax purposes was $25,763,149. Accumulated net unrealized appreciation on investments was $6,922,947 consisting of $7,339,531 gross unrealized appreciation and $416,584 gross unrealized depreciation.

5. Composition of Net Assets

6. Federal Income Tax

As of December 31, 2019, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation………………….	$8,622,355
Distributable earnings…………………….	$8,622,355

For the year ended December 31, 2019, the Fund recorded the following reclassification, the distributable earnings were increased by $61,645 and net capital paid in on shares of stock was decreased by $61,645. Such reclassifications, the result of permanent differences between the financial statements and income tax reporting requirements, have no effect on the Fund’s net assets.

7. Commitments and Contingencies

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

PROSPECTUS, PROXY, AND PORTFOLIO INFORMATION (Unaudited)

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a current prospectus please call 800-541-3863 or visit www.volumetric.com.

Information is available to shareholders who are interested in the Fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30. This information may be obtained without charge either by calling the Fund’s toll-free number, 800-541-3863, or by visiting the SEC’s website at www.sec.gov.

The Fund files its complete schedule of monthly fund portfolio holdings with the SEC on a quarterly basis, utilizing form N-PORT. The third month of each quarter will become publicly available upon filing.  The N-PORT is available on the Commission’s website at www.sec.gov. This information is also available from the Fund by calling 800-541-3863 or visit www.volumetric.com.

DIRECTORS (Unaudited)

Directors, who are not salaried employees of Volumetric Advisers, Inc. (the “Adviser”), 87 Violet Drive, Pearl River, NY 10965, receive a fee for each Board or committee meeting they attend. Directors’ fees had no effect on the Fund’s expenses and expense ratio since, all their fees were paid by the Adviser. On a yearly basis, the full Board of Directors meet three times and the Independent Directors meet three times. In addition, the Audit Committee meets twice, and the Governance & Nominating committee meets once.

INFORMATION ABOUT YOUR FUND’S EXPENSES

For the six months ended June 30, 2020 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These Fund expenses are further clarified in this report on page 8, footnote 2. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the period and held for the entire semi-annual period, January 1, 2020 – June 30, 2020.

Below are two ways to evaluate your Fund’s costs.

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the six month period, the “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, a $7,000 account value divided by $1,000 = 7.0), then multiply the result by the number given in the first line under the heading titled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, the expense ratio is unchanged. Because the return used is not the Fund’s actual return, the results do not apply to your investment. This sample is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to provide examples of expenses calculated and based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Volumetric Fund does not charge any sales loads, redemption fee, or exchange fees, but these fees may be present in other funds to which you compare our Fund. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only and will not help you to determine the relative total costs of owning different funds.

*The actual total return for the six-month period ended June 30, 2020 was -6.45%.

**Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

GENERAL INFORMATION

INVESTMENT ADVISER and TRANSFER AGENT

Volumetric Advisers, Inc.

87 Violet Drive

Pearl River, NY 10965

CUSTODIAN

US Bank, N.A.

615 E Michigan Street

Milwaukee, WI 53202

IRA AND PENSION ACCOUNTS TRUSTEE

Equity Trust Company

1 Equity Way

Westlake, OH 44145

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 3rd Floor

Philadelphia, PA 19103

           Volumetric Fund, Inc.

87 Violet Drive

Pearl River, New York 10965

845-623-7637

800-541-FUND

Ticker: VOLMX

www.volumetric.com

info@volumetric.com

Investment Adviser and

Transfer Agent

Volumetric Advisers, Inc.

Pearl River, New York 10965

Custodian

US Bank, N.A.

Milwaukee, Wisconsin 53212

Independent Registered Public

Accounting Firm

BBD, LLP

Philadelphia, Pennsylvania 19103

Board of Directors

Jeffrey M. Gibs

Josef Haupl

Alexandre M. Olbrecht, Dr.

Cornelius O’Sullivan

Stephen J. Samitt

Allan A. Samuels

David L. Seidenberg

Raymond W. Sheridan

Irene J. Zawitkowski, Chair

Officers

Gabriel J. Gibs

   Chair Emeritus, Portfolio Co-Manager

Irene J. Zawitkowski

   Chair, CEO, Senior Portfolio Manager

Jeffrey M. Gibs

   President, Portfolio-Co-Manager, CCO

Item 2. Code of Ethics.

  Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

  Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

  Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Companies.

  Not applicable to open-end investment companies.

Item 6. Schedule of Investments:

(a)Schedule of investments in securities of unaffiliated issuers is included under Item 1.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.

  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

  None

Item 11.  Controls and Procedures.

(a) Based on an evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSRS, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSRS is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable to open-end investment companies.

Item 13.  Exhibits.

(a)(1) Code of Ethics:

   Not applicable for semi-annual report.

(a)(2)(a) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSRS) are filed herewith.

(a)(2)(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Irene Zawitkowski

Irene Zawitkowski, CEO & Chair

Date 7/23/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Volumetric Fund, Inc.

By

/s/ Jeffrey Gibs

Jeffrey Gibs, President

Date 7/23/2020